Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 008 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	88-3479920
Plan number	008
Total Investments	$ 674.8
Participant Loans	9.9
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	616.0
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	35.4
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 19.8
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate (as a percent)	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate (as a percent)	9.50%
Investment, Identifier [Axis]: BlackRock ACWI ex-U.S. IMI Index | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 13.4
Investment, Identifier [Axis]: BlackRock Equity Index | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	149.3
Investment, Identifier [Axis]: BlackRock Extended Market Index | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15.3
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	68.4
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	68.6
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	67.4
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	50.9
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	41.6
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	32.4
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	17.1
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8.9
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	47.5
Investment, Identifier [Axis]: BlackRock Strategic Completion Fund | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	0.5
Investment, Identifier [Axis]: BlackRock US Debt Index | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6.5
Investment, Identifier [Axis]: BlackRock US Total Return | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	14.0
Investment, Identifier [Axis]: Dodge & Cox International Stock | Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	14.4
Investment, Identifier [Axis]: Invesco Stable Value | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	14.2
Investment, Identifier [Axis]: MasterBrand, Inc. Common Stock, Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3.6
Investment, Identifier [Axis]: Segall Bryant & Hamill Small Cap Value | Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5.1
Investment, Identifier [Axis]: T. Rowe Price Stable Value | Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	0.0
Investment, Identifier [Axis]: William Blair Small Cap Growth | Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 15.9